Right to use asset	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
9.	Right to use asset

Right to use asset balance represents the asset recognized on the adoption of IFRS 16 on January 1, 2019.

($000s)	2019
Right-of-use assets - properties
Opening balance December 31, 2018	-
Adoption of IFRS 16 on January 1, 2019	307
Less: depreciation	(36)
Net book value December 31, 2019	271

($000s)	December 31, 2019
Current	46
Non-current	225
Total Right to use asset	271